UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 65.52%	Shares	Value

Air Courier Services - 3.67%
FedEx Corp.	3,500	$ 390,670

Air Transportation, Scheduled - 0.94%
Southwest Airlines Co.	7,000	100,170

Cement, Hydraulic - 1.09%
Cemex SAB de C.V. (a)	3,000	116,640

Commercial Banks - 0.53%
Bancolombia S.A. (a)	2,000	56,020

Electric & Other Services Combined - 1.67%
Public Service Enterprise Group, Inc.	2,000	177,880

Electric Services - 2.05%
Great Plains Energy, Inc.	3,000	93,360
Progress Energy, Inc.	2,500	125,225
		218,585

Electromedical & Electrotherapeutic Apparatus - 1.00%
Medtronic, Inc.	2,000	106,340

Electronic & Other Electrical Equipment - 3.17%
General Electric Co.	9,000	338,220

Fire, Marine & Casualty Insurance - 3.39%
American International Group, Inc.	5,000	361,700

Food and Kindred Products - 1.44%
Unilever plc (a)	5,000	153,950

Gold and Silver Ores - 0.98%
Gold Fields, Ltd. (a)	6,000	103,920

Hospital & Medical Service Plans - 2.57%
UnitedHealth Group, Inc.	5,000	273,850

National Commercial Banks - 8.66%
Bank of America Corp.	5,800	294,118
Citigroup, Inc.	5,000	272,450
U.S. Bancorp	3,000	103,740
Wells Fargo & Co.	7,000	252,630
		922,938

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.48%
Zimmer Holdings, Inc. (b)	3,000	264,180

Personal Credit Institutions - 1.32%
SLM Corp.	2,500	140,525

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
May 31, 2007
(Unaudited)

Common Stocks - 65.52% - continued	Shares	Value

Petroleum Refining - 2.79%
BP plc (a)	2,000	$ 134,020
Chevron Corp.	2,000	162,980
		297,000

Pharmaceutical Preparations - 7.87%
Eli Lilly & Co.	4,000	234,480
Johnson & Johnson	6,000	379,620
Novartis AG (a)	4,000	224,720
		838,820

Retail - Drug Stores and Proprietary Stores - 1.45%
CVS Caremark Corp.	4,000	154,160

Retail - Lumber & Other Building Materials Dealers - 2.75%
The Home Depot, Inc.	5,000	194,350
Lowe's Companies, Inc.	3,000	98,460
		292,810

Retail - Variety Stores - 0.89%
Wal-Mart Stores, Inc.	2,000	95,200

Semiconductors & Related Devices - 1.02%
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	10,000	109,100

Services - Help Supply Services - 0.99%
Robert Half International, Inc.	3,000	105,420

Services - Motion Picture & Video Tape Production - 0.80%
Time Warner, Inc.	4,000	85,480

Services - Prepackaged Software - 3.97%
Microsoft Corp.	13,800	423,246

State Commercial Banks - 2.38%
Fifth Third Bancorp	6,000	254,160

Surgical & Medical Instruments & Apparatus - 2.48%
3M Co.	3,000	263,880

Telephone Communications - 3.17%
BT Group plc (a)	2,500	163,375
Verizon Communications, Inc.	4,000	174,120
		337,495

TOTAL COMMON STOCKS (Cost $6,019,379)		6,982,359

*See accompanying notes which are an integral part of these financial statements.
Archer Balanced Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Exchange-Traded Funds - 7.88%	Shares	Value

iShares Lehman 20+ Year Treasury Bond Fund	5,000	$ 431,900
iShares MSCI Japan Index Fund	20,000	292,000
iShares MSCI South Korea Index Fund	2,000	116,200

TOTAL EXCHANGE-TRADED FUNDS (Cost $821,039)		840,100

	Principal
Reverse Convertible Notes - 16.84%	Amount

ABN Amro Bank NV, 10.00%, 02/29/2008 convertible to Microsoft Corp.	$75,000	75,787
ABN Amro Bank NV, 10.00%, 02/29/2008 convertible to 3M Co.	175,000	178,500
Barclays Bank PLC, 9.75%, 01/30/2008 convertible to Occidental Petroleum Corp.	100,000	101,630
Barclays Bank PLC, 8.75%, 11/30/2007 convertible to Southwest Airlines Co.	150,000	144,375
Commerzbank AG, 7.05%, 03/14/2008 convertible to General Electric Co.	300,000	300,270
Commerzbank AG, 8.50%, 05/14/2008 convertible to Bank of America Corp.	300,000	299,820
J.P. Morgan Chase & Co., 8.80%, 12/31/2007 convertible to Intel Corp.	100,000	99,720
J.P. Morgan Chase & Co., 9.00%, 09/12/2007 convertible to Microsoft Corp.	50,000	50,415
J.P. Morgan Chase & Co., 10.30%, 10/25/2007 convertible to Yahoo!, Inc.	100,000	101,650
SG Structured Products, 12.50%, 08/31/2007 convertible to eBay, Inc.	60,000	60,630
SG Structured Products, 11.00%, 04/25/2008 convertible to H&R Block, Inc.	75,000	76,650
SG Structured Products, 9.50%, 12/27/2007 convertible to Cemex SAB de C.V.	100,000	103,180
SG Structured Products, 9.00%, 09/28/2007 convertible to Conocophillips	150,000	153,285
SG Structured Products, 10.00%, 11/30/2007 convertible to Boston Scientific Corp.	50,000	49,200

TOTAL REVERSE CONVERTIBLE CORPORATE NOTES (Cost $1,771,022)		1,795,112

Treasury Bonds - 5.31%

US Treasury Strips, 0.00%, 5/15/2025	500,000	199,258
US Treasury Strips, 0.00%, 02/15/2027	1,000,000	366,443

TOTAL TREASURY BONDS (Cost $594,584)		565,701

Certificate of Deposit - 1.84%

JP Morgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	98,120
JP Morgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	97,520

TOTAL CERTIFICATES OF DEPOSIT (Cost $193,145)		195,640

Money Market Securities - 2.40%	Shares

Fidelity Institutional Money Market Portfolio, 5.23% (c)	255,918	255,918

TOTAL MONEY MARKET SECURITIES (Cost $255,918)		255,918

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

TOTAL INVESTMENTS (Cost $9,655,087) - 99.79%		$ 10,634,830

Other assets less liabilities - 0.21%		21,922

TOTAL NET ASSETS - 100.00%		$ 10,656,752

(a) American Depositary Receipts.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2007.

Tax Related
Unrealized appreciation		$ 1,036,812
Unrealized depreciation		(57,069)
Net unrealized appreciation		$ 979,743

Aggregate cost of securities for income tax purposes		$ 9,655,087

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Related Notes to the Schedule of Investments

May 31, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

NS Small Cap Growth Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 97.67%	Shares	Value

Beverages - 1.11%
Jones Soda Co. (a)	1,750	$ 32,987

Computer Communications Equipment - 2.89%
Acme Packet, Inc. (a)	2,000	23,700
Riverbed Technology, Inc. (a)	1,500	62,565
		86,265

Computer Peripheral Equipment - 1.87%
Sigma Designs, Inc. (a)	2,000	55,860

Computer Storage Devices - 2.21%
Blue Coat Systems, Inc. (a)	1,500	65,985

Construction - Special Trade Contractors - 1.51%
Layne Christensen Co. (a)	1,000	45,010

Electromedical & Electrotherapeutic Apparatus - 1.72%
Cynosure, Inc. - Class A (a)	1,000	31,960
The Spectranetics Corp. (a)	2,000	19,240
		51,200

Electronic Components - 0.97%
Spectrum Control, Inc. (a)	2,000	28,880

Electronic Components & Accessories - 1.17%
Comtech Group, Inc. (a)	2,000	34,880

Electronic Computers - 0.75%
Omnicell, Inc. (a)	1,000	22,510

General Industrial Machinery & Equipment - 0.86%
Flow International Corp. (a)	2,000	25,680

In Vitro & In Vivo Diagnostic Substances - 2.71%
Digene Corp. (a)	750	33,375
Meridian Bioscience, Inc.	2,250	47,520
		80,895

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.91%
CECO Environmental Corp. (a)	2,500	30,500
Fuel Tech, Inc. (a)	1,000	26,600
		57,100

Investment Management & Advisory Services - 1.43%
U.S. Global Investors, Inc. - Class A	2,000	42,560

Miscellaneous Food Preparations & Kindred Products - 1.13%
Green Mountain Coffee Roasters, Inc. (a)	500	33,825

Oil & Gas Field Exploration Services - 1.78%
Dawson Geophysical Co. (a)	1,000	53,230

Oil & Gas Field Machinery & Equipment - 2.22%
Bolt Technology Corp. (a)	1,500	66,195

Pharmaceutical Preparations - 1.51%
Obagi Medical Products, Inc. (a)	2,500	44,975

Radio & TV Broadcasting & Communications Equipment - 1.91%
BigBand Networks, Inc. (a)	2,000	34,560
Comtech Telecommunications Corp. (a)	500	22,385
		56,945

Retail - Apparel & Accessory Stores - 5.59%
J. Crew Group, Inc. (a)	2,000	89,740
Zumiez, Inc. (a)	2,000	77,200
		166,940
*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.67% - continued	Shares	Value

Retail - Eating Places - 6.87%
Buffalo Wild Wings, Inc. (a)	1,100	$ 94,171
Kona Grill, Inc. (a)	3,000	55,050
McCormick & Schmick's Seafood Restaurants, Inc. (a)	1,000	28,150
Texas Roadhouse, Inc. - Class A (a)	2,000	27,700
		205,071

Retail - Hobby, Toy & Game Shops - 1.50%
Build-A-Bear Workshop, Inc. (a)	1,500	44,850

Securities Brokers, Dealers & Flotation Companies - 1.28%
optionsXpress Holdings, Inc.	1,500	38,220

Semiconductor Equipment - 1.39%
Ultra Clean Holdings, Inc. (a)	3,000	41,460

Semiconductors & Related Devices - 10.13%
Advanced Analogic Technologies, Inc. (a)	4,000	35,440
ANADIGICS, Inc. (a)	2,000	25,180
Fairchild Semiconductor International, Inc. (a)	2,000	36,840
Mellanox Technologies, Ltd. (a)	1,000	20,260
NetLogic Microsystems, Inc. (a)	2,000	61,680
NVE Corp. (a)	2,000	67,640
Silicon Motion Technology Corp. (a) (b)	1,500	34,695
Trident Microsystems, Inc. (a)	1,000	20,400
		302,135

Service Industries For The Printing Trade - 0.89%
InnerWorkings, Inc. (a)	2,000	26,580

Services - Business Services - 2.38%
Liquidity Services, Inc. (a)	1,500	29,955
Phase Forward, Inc. (a)	2,500	41,100
		71,055

Services - Computer Integrated Systems Design - 2.52%
Quality Systems, Inc.	1,000	40,950
VASCO Data Security International, Inc. (a)	1,500	34,155
		75,105

Services - Computer Programming Services - 2.04%
Synchronoss Technologies, Inc. (a)	2,250	60,862

Services - Computer Programming, Data Processing, Etc. - 0.78%
Novatel Wireless, Inc. (a)	1,000	23,230

Services - Management Consulting Services - 2.30%
Huron Consulting Group, Inc. (a)	1,000	68,520

Services - Medical Laboratories - 1.91%
Bio-Reference Laboratories, Inc. (a)	1,250	32,550
MEDTOX Scientific, Inc. (a)	1,000	24,600
		57,150

Services - Offices & Clinics of Doctors of Medicine - 0.93%
Radiation Therapy Services, Inc. (a)	1,000	27,620

*See accompanying notes which are an integral part of these financial statements.
NS Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.67% - continued	Shares	Value

Services - Prepackaged Software - 15.38%
Ansoft Corp. (a)	1,500	$ 48,060
Blackboard, Inc. (a)	1,500	61,725
Double-Take Software, Inc. (a)	1,500	23,685
Interactive Intelligence, Inc. (a)	2,000	39,360
Kenexa Corp. (a)	1,000	39,010
RADVISION, Ltd. (a)	2,000	42,680
Salary.com, Inc. (a)	2,400	27,288
Smith Micro Software, Inc. (a)	2,000	31,460
The Ultimate Software Group, Inc. (a)	1,500	42,435
Vital Images, Inc. (a)	2,000	55,180
Vocus, Inc. (a)	2,000	48,080
		458,963

Services - Social Services - 0.79%
Almost Family, Inc. (a)	1,000	23,600

Services - Specialty Outpatient Facilities - 1.31%
Psychiatric Solutions, Inc. (a)	1,000	39,020

Special Industry Machinery - 3.52%
Axcelis Technologies, Inc. (a)	4,000	25,720
Cymer, Inc. (a)	750	30,105
Mattson Technology, Inc. (a)	5,000	49,300
		105,125

Surgical & Medical Instruments & Apparatus - 2.60%
AngioDynamics, Inc. (a)	2,000	31,700
Rochester Medical Corp. (a)	3,000	45,960
		77,660

Wholesale - Industrial Machinery & Equipment - 1.59%
DXP Enterprises, Inc. (a)	1,000	47,450

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.31%
Chindex International, Inc. (a)	2,000	41,900
MWI Veterinary Supply, Inc. (a)	700	26,992
		68,892

TOTAL COMMON STOCKS (Cost $2,589,004)		2,914,490

Money Market Securities - 4.32%
Huntington U.S. Treasury Money Market Fund, 4.43% (c)	128,734	128,734

TOTAL MONEY MARKET SECURITIES (Cost $128,734)		128,734

TOTAL INVESTMENTS (Cost $2,717,738) - 101.99%		$ 3,043,224

Liabilities in excess of other assets - (1.99)%		(59,309)

TOTAL NET ASSETS - 100.00%		$ 2,983,915

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable Rate Security; the money market rate shown represents the rate at May 31, 2007.

Tax Related
Unrealized appreciation		$ 427,559
Unrealized depreciation		(102,073)
Net unrealized appreciation		$ 325,486

Aggregate cost of securities for income tax purposes		$ 2,717,738
*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Related Notes to the Schedule of Investments
May 31, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

StoneRidge Small Cap Growth Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 97.81%	Shares	Value

Agricultural Production - Crops - 0.90%
Chiquita Brands International, Inc.	8,700	$159,558

Air Transportation, Scheduled - 0.50%
Alaska Air Group, Inc. (a)	3,000	87,480

Aircraft & Parts - 1.71%
AAR Corp. (a)	6,750	219,375
HEICO Corp.	2,325	83,212
		302,587

Apparel & Other Finished Products of Fabrics & Similar Materials - 0.25%
True Religion Apparel, Inc. (a)	2,345	44,016

Arrangement Of Transportation Of Freight & Cargo - 0.84%
Pacer International, Inc.	5,500	148,060

Biological Products - 1.95%
Halozyme Therapeutics, Inc. (a)	14,585	148,913
Martek Biosciences Corp. (a)	5,200	108,836
Vical, Inc. (a)	17,550	86,171
		343,920

Computer Communications Equipment - 0.40%
Allot Communications, Ltd. (a)	10,425	70,786

Computer Peripheral Equipment - 0.54%
Immersion Corp. (a)	7,750	94,473

Converted Paper & Paperboard Products - 1.58%
Cenveo, Inc. (a)	11,400	278,274

Crude Petroleum & Natural Gas - 1.28%
Petrohawk Energy Corp. (a)	13,825	225,347

Drawing & Insulating of Nonferrous Wire - 1.52%
General Cable Corp. (a)	3,950	269,192

Drilling Oil & Gas Wells - 1.43%
TODCO (a)	5,100	252,246

Electric Lighting & Wiring Equipment - 1.04%
The Genlyte Group, Inc. (a)	2,100	182,952

Electromedical & Electrotherapeutic Apparatus - 1.60%
ArthroCare Corp. (a)	2,330	102,683
Volcano Corp. (a)	8,850	179,301
		281,984
*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.81% - continued	Shares	Value

Farm Machinery & Equipment - 0.51%
Gehl Co. (a)	3,050	$ 90,616

Fire, Marine & Casualty Insurance - 0.42%
First Mercury Financial Corp. (a)	4,000	74,960

Footwear (No Rubber) - 1.49%
Iconix Brand Group, Inc. (a)	2,150	47,838
Skechers U.S.A., Inc. - Class A (a)	2,650	85,065
Steven Madden, Ltd.	3,990	129,994
		262,897

Functions Related to Depository Banking - 0.55%
Dollar Financial Corp. (a)	3,150	96,264

Glass Products, Made of Purchased Glass - 0.80%
Apogee Enterprises, Inc.	5,750	141,565

Hospital & Medical Service Plans - 0.25%
Centene Corp. (a)	1,950	44,831

Hotels & Motels - 0.75%
Sunstone Hotel Investors, Inc.	4,500	132,795

In Vitro & I Vivo Diagnostic Substances - 0.28%
Monogram Biosciences, Inc. (a)	27,250	49,595

Industrial & Commercial Fans, Blowers & Air Purifying Equipments - 0.40%
CECO Environmental Corp. (a)	5,850	71,370

Industrial Instruments For Measurement, Display, and Control - 1.10%
MKS Instruments, Inc. (a)	7,150	194,837

Insurance Agents, Brokers & Service - 1.54%
National Financial Partners Corp.	1,700	79,611
HealthExtras, Inc. (a)	6,350	193,230
		272,841

Laboratory Analytical Instruments - 0.99%
Cepheid, Inc. (a)	3,885	45,455
IRIS International, Inc. (a)	9,350	128,843
		174,298

Life Insurance - 0.45%
IPC Holdings, Ltd.	2,550	79,560

Local & Suburban Transit & Interurban Highway Passenger Transportation - 0.45%
Emergency Medical Services Corp. - Class A (a)	2,300	80,178

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.81% - continued	Shares	Value

Mining & Quarrying of Nonmetallic Minerals - 0.53%
North American Energy Partners, Inc. (a)	4,400	$ 93,104

Mining Machinery & Equipment - 1.55%
Bucyrus International, Inc.	3,850	273,157

Miscellaneous Manufacturing Industries - 0.42%
Ceradyne, Inc. (a)	1,100	74,327

National Commercial Banks - 1.91%
Cardinal Financial Corp.	15,085	147,984
F.N.B. Corp.	4,500	75,195
Signature Bank Corp. (a)	3,450	114,713
		337,892

Oil & Gas Field Services - 2.02%
RPC, Inc.	4,950	84,051
Superior Energy Services, Inc. (a)	4,500	180,720
Willbros Group, Inc. (a)	3,200	92,832
		357,603

Operative Builders - 0.49%
California Coastal Communities, Inc. (a)	4,930	86,423

Ordnance & Accessories - 1.40%
Smith & Wesson Holding Corp. (a)	11,150	155,319
Taser International, Inc. (a)	8,750	92,225
		247,544

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.81%
Ferro Corp.	6,000	142,620

Paper Mills - 0.33%
Bowater, Inc.	2,800	58,212

Pharmaceutical Preparations - 11.06%
American Oriental Bioengineering, Inc. (a)	14,650	156,755
Array BioPharma, Inc. (a)	10,050	124,922
Aspreva Pharmaceuticals Corp. (a)	6,150	123,923
Cubist Pharmaceuticals, Inc. (a)	12,250	281,137
Durect Corp. (a)	48,920	195,680
Javelin Pharmaceuticals, Inc. (a)	4,800	34,512
MGI Pharma, Inc. (a)	3,450	73,761
Pharmion Corp. (a)	7,950	230,629
Salix Pharmaceuticals, Ltd. (a)	21,350	283,741
Sciele Pharma, Inc. (a)	7,850	194,052
Spectrum Pharmaceuticals, Inc. (a)	17,380	113,839
XOMA, Ltd. (a)	41,400	140,760
		1,953,711
*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.81% - continued	Shares	Value

Plastics Products - 0.98%
Entegris, Inc. (a)	15,100	$ 173,650

Radio Broadcasting Stations - 0.28%
Spanish Broadcasting System, Inc. - Class A (a)	10,300	48,719

Radio & TV Broadcasting & Communications Equipment - 0.76%
Syntax-Brillian Corp. (a)	22,000	133,320

Retail - Auto Dealers & Gasoline Stations - 1.20%
Sonic Automotive, Inc. - Class A	6,800	211,684

Retail - Catalog & Mail-Order Houses - 0.04%
PC Mall, Inc. (a)	600	7,368

Retail - Eating Places - 1.30%
Benihana, Inc. - Class A (a)	3,000	96,990
CKE Restaurants, Inc.	2,150	46,849
Morton's Restaurant Group, Inc. (a)	2,650	41,605
Panera Bread Co. - Class A (a)	790	44,532
		229,976

Retail - Hobby, Toy & Game Shops - 0.69%
Build-A-Bear Workshop, Inc. (a)	2,250	67,275
SORL Auto Parts, Inc. (a)	7,823	54,761
		122,036

Retail - Family Clothing Stores - 1.27%
Casual Male Retail Group, Inc. (a)	19,125	224,527

Retail - Radio, TV & Consumer Electronics Stores - 0.53%
Guitar Center, Inc. (a)	1,750	93,853

Retail - Variety Stores - 0.48%
99 Cents Only Stores (a)	6,000	84,240

Retail - Women's Clothing Stores - 2.04%
The Dress Barn, Inc. (a)	3,800	87,742
The Wet Seal, Inc. - Class A (a)	43,610	271,690
		359,432

Security Brokers, Dealers & Flotation Companies - 0.95%
Investment Technology Group, Inc. (a)	1,800	73,170
optionsXpress Holdings, Inc.	2,000	50,960
TradeStation Group, Inc. (a)	3,600	42,912
		167,042
*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.81% - continued	Shares	Value

Semiconductors & Related Devices - 5.47%
ANADIGICS, Inc. (a)	35,900	$ 451,981
Micrel, Inc.	18,550	231,133
Silicon Motion Technology Corp. (a) (b)	12,200	282,186
		965,300

Services - Advertising Agencies - 0.38%
Catalina Marketing Corp.	2,120	67,628

Services - Automotive Repair, Services & Parking - 1.05%
Monro Muffler Brake, Inc.	4,785	184,940

Services - Business Services - 1.40%
Metretek Technologies, Inc. (a)	8,950	124,852
Phase Forward, Inc. (a)	7,450	122,478
		247,330

Services - Commercial Physical & Biological Research - 0.45%
Pharmacopeia, Inc. (a)	13,050	78,692

Services - Computer Programming Services - 2.92%
JDA Software Group, Inc. (a)	9,650	175,534
Wind River Systems, Inc. (a)	32,050	340,050
		515,584

Services - Equipment Rental & Leasing - 1.40%
United Rentals, Inc. (a)	7,350	246,592

Services - Finance Services - 2.03%
Greenhill & Co., Inc.	1,050	75,600
Lazard, Ltd. - Class A	3,150	169,722
Patriot Capital Funding, Inc.	2,250	33,728
Primus Guaranty, Ltd. (a)	6,800	80,240
		359,290

Services - Help Supply Services - 0.26%
Compass Diversified Trust	2,650	46,004

Services - Home Health Care Services - 0.80%
Matria Healthcare, Inc. (a)	4,400	140,800

Services - Legal Services - 1.05%
CRA International, Inc. (a)	3,500	185,115

Services - Mailing, Reproduction, Commercial Art & Photography - 0.99%
American Reprographics Co. (a)	5,700	175,560

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.81% - continued	Shares	Value

Services - Management Consulting - 0.49%
LECG Corp. (a)	5,850	$ 86,580

Services - Membership Sports & Recreation Clubs - 1.29%
Life Time Fitness, Inc. (a)	4,465	228,519

Services - Miscellaneous Amusement & Recreation - 0.33%
Century Casinos, Inc. (a)	4,860	40,678
Youbet.com, Inc. (a)	6,525	18,140
		58,818

Services - Prepackaged Software - 9.11%
Art Technology Group, Inc. (a)	82,300	233,732
Nuance Communications, Inc. (a)	37,050	619,846
Opsware, Inc. (a)	33,895	306,750
Transaction Systems Architects, Inc. - Class A (a)	13,200	449,460
		1,609,788

Special Industry Machinery - 1.94%
Brooks Automation, Inc. (a)	19,352	342,337

Sporting & Athletic Goods - 0.86%
Callaway Golf Co.	8,350	151,719

State Commercial Banks - 0.37%
MainSource Financial Group, Inc.	3,853	66,079

Steel Pipe & Tubes - 0.46%
Northwest Pipe Co. (a)	2,245	81,045

Surety Insurance - 0.49%
Assured Guaranty, Ltd.	2,950	87,261

Surgical & Medical Instruments & Apparatus - 0.84%
iCAD, Inc. (a)	13,170	42,012
LifeCell Corp. (a)	2,000	56,300
VIASYS Healthcare, Inc. (a)	1,150	49,393
		147,705

Telephone Communications (No Radiotelephone) - 1.74%
Cbeyond, Inc. (a)	8,700	307,806

Telephone & Telegraph Apparatus - 2.04%
ADC Telecommunications, Inc. (a)	21,550	360,962

Television Broadcasting Stations - 0.84%
Gray Television, Inc.	9,105	93,508
Lin TV Corp. - Class A (a)	2,810	54,879
		148,387

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 97.81% - continued	Shares	Value

Water Transportation - 1.30%
American Commercial Lines, Inc. (a)	7,240	$ 229,436

Wholesale - Farm Product Raw Materials - 0.28%
The Andersons, Inc.	1,250	48,875

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.67%
LKQ Corp. (a)	4,755	118,732

TOTAL COMMON STOCKS (Cost $15,429,181)		17,274,806

Real Estate Investment Trusts - 0.45%
MFA Mortgage Investments, Inc.	10,550	79,336

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $81,133)		79,336

Money Market Securities - 2.17%
Huntington Money Market Fund - Investment Shares, 4.18% (c)	383,433	383,433

TOTAL MONEY MARKET SECURITIES (Cost $383,433)		383,433

TOTAL INVESTMENTS (Cost $15,893,747) - 100.43%		$17,737,575

Liabilities in excess of other assets - (0.43)%		(76,245)

TOTAL NET ASSETS - 100.00%		$17,661,330

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2007.

Tax Related
Gross unrealized appreciation		$ 2,313,504
Gross unrealized depreciation		(469,676)
Net unrealized appreciation		$ 1,843,828

Aggregate cost of securities for income tax purposes		$15,893,747

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund

Related Notes to the Schedule of Investments

May 31, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date___7/30/07_______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date__7/30/07________

By

__	/s/ J. Michael Landis
J. Michael Landis, Treasurer

Date___7/27/07___